Revenue from Contracts with Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue by type of good or service from contracts with customers
	Nine Months Ended
	September 30,
	2022	2021
Equipment Contracts	$5,829,960	$1,662,869
Component Sales	1,390,243	841,203
Waste Water Treatment Systems	325,005	57,729
Pump Stations	179,005	182,591
Rental Income	19,719	21,260
Services Sales	24,201	82,635
	$7,768,133	$2,848,287

	Years Ended
	December 31,
	2021	2020
Equipment Contracts	$2,516,609	$2,393,815
Component Sales	1,149,861	1,441,251
Waste Water Treatment Systems	57,729	-
Pump Stations	285,323	144,755
Services Sales	98.033	121,310
Commission & Training	36,189	-
	$4,143,744	$4,101,131